CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2011	Mar. 31, 2011
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000
Preferred Stock, issued and outstanding
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued and outstanding	33,626,800	33,450,000